UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.34%

Aerospace & Defense 7.15%

General Dynamics Corp.	156,400	$29,686
L3 Technologies, Inc.	40,300	6,783
Lockheed Martin Corp.	139,761	37,258
Northrop Grumman Corp.	106,900	26,414
Raytheon Co.	175,500	27,053
United Technologies Corp.	362,100	40,755
Total		167,949

Banks 0.31%

Cullen/Frost Bankers, Inc.	77,700	7,185

Beverages 4.21%

Coca-Cola Co. (The)	1,073,679	45,051
PepsiCo, Inc.	488,102	53,877
Total		98,928

Biotechnology 1.55%

AbbVie, Inc.	587,907	36,356

Capital Markets 3.03%

Eaton Vance Corp.	289,000	13,476
S&P Global, Inc.	188,100	24,353
SEI Investments Co.	275,200	13,856
T. Rowe Price Group, Inc.	274,800	19,569
Total		71,254

Chemicals 5.74%

Air Products & Chemicals, Inc.	60,900	8,555
Ecolab, Inc.	167,400	20,752
International Flavors & Fragrances, Inc.	152,300	19,144
Monsanto Co.	364,649	41,508
PPG Industries, Inc.	228,386	23,393
Praxair, Inc.	87,800	10,423
RPM International, Inc.	209,300	11,154
Total		134,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.92%

Republic Services, Inc.	351,000	$21,745

Distributors 0.51%

Genuine Parts Co.	124,500	11,916

Diversified Telecommunication Services 3.79%

AT&T, Inc.	973,464	40,681
Verizon Communications, Inc.	973,400	48,310
Total		88,991

Electric: Utilities 3.44%

Alliant Energy Corp.	202,200	7,983
Edison International	423,900	33,802
Eversource Energy	376,300	22,074
NextEra Energy, Inc.	67,267	8,812
Southern Co. (The)	162,700	8,268
Total		80,939

Energy Equipment & Services 0.40%

Helmerich & Payne, Inc.	137,508	9,401

Food & Staples Retailing 8.38%

Costco Wholesale Corp.	170,400	30,191
CVS Health Corp.	502,100	40,459
Kroger Co. (The)	423,600	13,470
Sysco Corp.	341,000	17,978
Wal-Mart Stores, Inc.	522,370	37,052
Walgreens Boots Alliance, Inc.	670,119	57,885
Total		197,035

Food Products 3.29%

Archer-Daniels-Midland Co.	641,400	30,127
Flowers Foods, Inc.	401,900	7,741
General Mills, Inc.	367,400	22,180
Hormel Foods Corp.	261,000	9,200
Kellogg Co.	107,700	7,977
Total		77,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.01%

Becton, Dickinson & Co.	72,400	$13,253
C.R. Bard, Inc.	133,197	32,665
Medtronic plc (Ireland)(a)	429,903	34,783
STERIS plc (United Kingdom)(a)	44,300	3,107
West Pharmaceutical Services, Inc.	127,900	10,548
Total		94,356

Health Care Providers & Services 1.83%

AmerisourceBergen Corp.	147,000	13,452
Cardinal Health, Inc.	363,052	29,542
Total		42,994

Hotels, Restaurants & Leisure 2.99%

Cracker Barrel Old Country Store, Inc.	52,800	8,500
McDonald’s Corp.	483,226	61,684
Total		70,184

Household Products 4.11%

Kimberly-Clark Corp.	416,515	55,209
Procter & Gamble Co. (The)	454,200	41,364
Total		96,573

Industrial Conglomerates 2.26%

3M Co.	284,717	53,057

Information Technology Services 4.48%

Accenture plc Class A (Ireland)(a)	192,600	23,594
Automatic Data Processing, Inc.	156,700	16,081
International Business Machines Corp.	364,600	65,562
Total		105,237

Insurance 3.38%

Assurant, Inc.	64,700	6,405
Chubb Ltd. (Switzerland)(a)	405,921	56,086
Hanover Insurance Group, Inc. (The)	95,300	8,579
Travelers Cos., Inc. (The)	68,300	8,349
Total		79,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
Leisure Products 0.09%

Polaris Industries, Inc.	24,200	$2,062

Machinery 4.06%

Caterpillar, Inc.	228,600	22,096
Cummins, Inc.	238,700	35,445
Graco, Inc.	103,700	9,412
Illinois Tool Works, Inc.	81,500	10,759
Pentair plc (United Kingdom)(a)	304,700	17,691
Total		95,403

Metals & Mining 0.37%

Nucor Corp.	137,800	8,622

Multi-Utilities 3.56%

CenterPoint Energy, Inc.	549,000	14,999
Dominion Resources, Inc.	621,800	48,277
SCANA Corp.	294,351	20,413
Total		83,689

Oil, Gas & Consumable Fuels 4.70%

Chevron Corp.	699,262	78,667
Exxon Mobil Corp.	93,700	7,620
Occidental Petroleum Corp.	367,397	24,083
Total		110,370

Pharmaceuticals 2.32%

Johnson & Johnson	445,923	54,496

Professional Services 0.68%

Robert Half International, Inc.	330,100	15,924

Road & Rail 3.65%

CSX Corp.	675,500	32,802
Union Pacific Corp.	491,000	52,999
Total		85,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.36%

Microchip Technology, Inc.	428,567	$31,080
QUALCOMM, Inc.	1,043,526	58,938
Texas Instruments, Inc.	470,600	36,057
Total		126,075

Software 2.03%

Microsoft Corp.	746,800	47,780

Specialty Retail 4.24%

Best Buy Co., Inc.	178,500	7,877
Lowe’s Cos., Inc.	481,675	35,822
Ross Stores, Inc.	531,200	36,430
Tiffany & Co.	120,600	11,079
TJX Cos., Inc. (The)	107,900	8,465
Total		99,673

Textiles, Apparel & Luxury Goods 1.31%

NIKE, Inc. Class B	540,700	30,906

Trading Companies & Distributors 1.19%

MSC Industrial Direct Co., Inc. Class A	185,800	18,690
W.W. Grainger, Inc.	37,100	9,199
Total		27,889
Total Common Stocks (cost $2,158,419,928)		2,334,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.35%

Repurchase Agreement

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $7,760,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $8,298,691; proceeds: $8,133,457 (cost $8,133,450)	$8,133	$8,133
Total Investments in Securities 99.69% (cost $2,166,553,378)		2,342,496
Other Assets in Excess of Liabilities(b) 0.31%		7,369
Net Assets 100.00%		$2,349,865

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2017	79	Long	$9,333,060	$106,257

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,334,363	$—	$—	$2,334,363
Repurchase Agreement	—	8,133	—	8,133
Total	$2,334,363	$8,133	$—	$2,342,496
Other Financial Instruments
Futures Contracts
Assets	$106	$—	$—	$106
Liabilities	—	—	—	—
Total	$106	$—	$—	$106

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Common Stocks 99.59%

Banks 4.65%

Citizens Financial Group, Inc.	148,810	$5,561
First Republic Bank	81,186	7,618
Signature Bank*	42,682	6,723
Western Alliance Bancorp*	110,420	5,702
Total		25,604

Beverages 1.11%

Brown-Forman Corp. Class B	124,642	6,078

Biotechnology 1.23%

BioMarin Pharmaceutical, Inc.*	3,392	319
Incyte Corp.*	48,378	6,439
Total		6,758

Building Products 2.59%

A.O. Smith Corp.	110,041	5,542
Johnson Controls International plc	75,940	3,185
Masco Corp.	163,676	5,529
Total		14,256

Capital Markets 5.73%

CBOE Holdings, Inc.	47,992	3,746
E*TRADE Financial Corp.*	156,776	5,410
MarketAxess Holdings, Inc.	31,950	6,238
Moody’s Corp.	56,658	6,310
TD Ameritrade Holding Corp.	189,634	7,415
WisdomTree Investments, Inc.	265,473	2,418
Total		31,537

Chemicals 4.01%

CF Industries Holdings, Inc.	129,591	4,072
FMC Corp.	106,293	6,124
RPM International, Inc.	122,160	6,510
Westlake Chemical Corp.	84,702	5,373
Total		22,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 1.24%

Palo Alto Networks, Inc.*	44,981	$6,833

Construction Materials 1.57%

Vulcan Materials Co.	71,688	8,646

Containers & Packaging 1.43%

Ball Corp.	51,308	3,773
Owens-Illinois, Inc.*	207,759	4,113
Total		7,886

Distributors 0.80%

LKQ Corp.*	138,833	4,384

Electrical Equipment 4.04%

AMETEK, Inc.	146,642	7,914
Hubbell, Inc.	47,511	5,636
Rockwell Automation, Inc.	57,514	8,690
Total		22,240

Electronic Equipment, Instruments & Components 0.87%

Trimble, Inc.*	154,133	4,783

Equity Real Estate Investment Trusts 1.01%

Weyerhaeuser Co.	164,681	5,553

Food Products 1.87%

Hain Celestial Group, Inc. (The)*	135,020	4,777
Hershey Co. (The)	50,944	5,520
Total		10,297

Health Care Equipment & Supplies 5.93%

C.R. Bard, Inc.	21,770	5,339
DENTSPLY SIRONA, Inc.	70,533	4,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
DexCom, Inc.*	72,350	$5,655
Edwards Lifesciences Corp.*	41,433	3,896
Hologic, Inc.*	142,090	5,766
Intuitive Surgical, Inc.*	10,176	7,500
Total		32,636

Health Care Providers & Services 3.01%

Centene Corp.*	100,491	7,085
Henry Schein, Inc.*	55,336	9,493
Total		16,578

Health Care Technology 1.09%

Veeva Systems, Inc. Class A*	137,828	6,022

Hotels, Restaurants & Leisure 7.23%

Hyatt Hotels Corp. Class A*	49,704	2,552
Marriott International, Inc. Class A	127,476	11,089
Norwegian Cruise Line Holdings Ltd.*	118,458	6,006
Panera Bread Co. Class A*	25,654	5,921
Vail Resorts, Inc.	39,709	7,194
Wynn Resorts Ltd.	73,053	7,024
Total		39,786

Industrial Conglomerates 1.19%

Roper Technologies, Inc.	31,389	6,567

Information Technology Services 6.25%

Euronet Worldwide, Inc.*	86,384	7,151
FleetCor Technologies, Inc.*	52,987	9,008
Global Payments, Inc.	107,764	8,587
Sabre Corp.	246,503	5,401
Vantiv, Inc. Class A*	65,188	4,262
Total		34,409

Insurance 0.96%

Lincoln National Corp.	74,877	5,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.54%

Expedia, Inc.	71,293	$8,487

Internet Software & Services 1.83%

Akamai Technologies, Inc.*	104,983	6,572
Yelp, Inc.*	103,037	3,472
Total		10,044

Leisure Products 1.41%

Hasbro, Inc.	80,003	7,750

Life Sciences Tools & Services 3.41%

Agilent Technologies, Inc.	133,432	6,845
Mettler-Toledo International, Inc.*	17,266	8,222
Patheon NV (Netherlands)*(a)	117,259	3,694
Total		18,761

Machinery 6.88%

Donaldson Co., Inc.	132,282	5,681
IDEX Corp.	61,010	5,625
Ingersoll-Rand plc	93,954	7,456
Middleby Corp. (The)*	48,167	6,681
Nordson Corp.	46,082	5,532
Wabtec Corp.	86,092	6,898
Total		37,873

Media 1.02%

Scripps Networks Interactive, Inc. Class A	69,444	5,609

Metals & Mining 0.37%

Cliffs Natural Resources, Inc.*	191,505	2,041

Multi-Line Retail 2.37%

Dollar General Corp.	101,660	7,423
Dollar Tree, Inc.*	73,464	5,633
Total		13,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.49%

Zoetis, Inc.	153,332	$8,174

Professional Services 0.82%

Nielsen Holdings plc	101,528	4,504

Road & Rail 2.26%

Genesee & Wyoming, Inc. Class A*	83,632	6,200
J.B. Hunt Transport Services, Inc.	63,449	6,229
Total		12,429

Semiconductors & Semiconductor Equipment 7.02%

Analog Devices, Inc.	75,483	6,184
KLA-Tencor Corp.	66,138	5,960
Lam Research Corp.	59,192	7,017
Microchip Technology, Inc.	120,812	8,761
Skyworks Solutions, Inc.	113,204	10,733
Total		38,655

Software 4.06%

Red Hat, Inc.*	107,600	8,911
ServiceNow, Inc.*	112,116	9,745
Ultimate Software Group, Inc. (The)*	19,035	3,681
Total		22,337

Specialty Retail 4.27%

AutoZone, Inc.*	9,073	6,683
Michaels Cos, Inc. (The)*	165,771	3,330
O’Reilly Automotive, Inc.*	29,948	8,137
Tiffany & Co.	34,302	3,151
Tractor Supply Co.	31,300	2,220
Total		23,521

Textiles, Apparel & Luxury Goods 1.83%

Carter’s, Inc.	61,140	5,381
Hanesbrands, Inc.	235,163	4,705
Total		10,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2017

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.20%

HD Supply Holdings, Inc.*	154,109	$6,627
Total Common Stocks (cost $472,107,639)		548,139

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.17%

Repurchase Agreement

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $6,145,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $6,571,580; proceeds: $6,438,733 (cost $6,438,728)	$6,439	6,439
Total Investments in Securities 100.76% (cost $478,546,367)		554,578
Liabilities in Excess of Other Assets (0.76)%		(4,209)
Net Assets 100.00%		$550,369

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$548,139	$—	$—	$548,139
Repurchase Agreement	—	6,439	—	6,439
Total	$548,139	$6,439	$—	$554,578

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 97.82%

COMMON STOCKS 97.61%

Aerospace & Defense 2.41%

Hexcel Corp.	210,000	$11,546
Teledyne Technologies, Inc.*	137,269	18,038
Total		29,584

Automobiles 1.11%

Thor Industries, Inc.	122,333	13,557

Banks 14.36%

Chemical Financial Corp.	703,900	37,497
First Merchants Corp.	1,085,924	43,567
MB Financial, Inc.	596,255	26,843
Renasant Corp.	372,709	15,296
Seacoast Banking Corp. of Florida*	515,571	11,977
South State Corp.	199,249	17,833
Western Alliance Bancorp*	445,847	23,023
Total		176,036

Beverages 0.64%

Cott Corp. (Canada)(a)	732,380	7,807

Building Products 5.21%

Advanced Drainage Systems, Inc.	750,136	16,540
Gibraltar Industries, Inc.*	562,483	23,315
Masonite International Corp.*	188,163	14,696
Patrick Industries, Inc.*	117,122	9,352
Total		63,903

Chemicals 3.04%

Minerals Technologies, Inc.	275,645	21,293
PolyOne Corp.	474,485	15,981
Total		37,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

Investments	Shares	Fair Value (000)
Communications Equipment 2.36%

ARRIS International plc*	501,510	$12,939
Plantronics, Inc.	299,876	16,061
Total		29,000

Construction & Engineering 6.23%

AECOM*	655,718	23,836
Dycom Industries, Inc.*	107,557	8,839
EMCOR Group, Inc.	261,320	16,066
Primoris Services Corp.	1,114,371	27,703
Total		76,444

Containers & Packaging 3.14%

AptarGroup, Inc.	249,500	18,590
Berry Plastics Group, Inc.*	395,612	19,911
Total		38,501

Electric: Utilities 2.35%

IDACORP, Inc.	347,300	28,802

Electrical Equipment 1.80%

Atkore International Group, Inc.*	843,103	22,106

Electronic Equipment, Instruments & Components 5.89%

Cognex Corp.	240,787	18,495
Littelfuse, Inc.	166,476	26,877
Orbotech Ltd. (Israel)*(a)	892,066	26,896
Total		72,268

Energy Equipment & Services 0.63%

Ensco plc Class A (United Kingdom)(a)	796,196	7,755

Equity Real Estate Investment Trusts 6.22%

DiamondRock Hospitality Co.	1,064,247	11,568
First Industrial Realty Trust, Inc.	964,235	25,938
Physicians Realty Trust	988,678	19,695
Retail Opportunity Investments Corp.	865,500	19,041
Total		76,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

Investments	Shares	Fair Value (000)
Food Products 1.28%

Pinnacle Foods, Inc.	273,900	$15,648

Health Care Equipment & Supplies 2.66%

CONMED Corp.	285,497	11,882
STERIS plc (United Kingdom)(a)	123,353	8,651
West Pharmaceutical Services, Inc.	146,100	12,049
Total		32,582

Health Care Providers & Services 1.07%

HealthSouth Corp.	311,583	13,186

Hotels, Restaurants & Leisure 2.85%

Cheesecake Factory, Inc. (The)	159,700	9,750
Denny’s Corp.*	1,116,400	14,022
El Pollo Loco Holdings, Inc.*	895,750	11,197
Total		34,969

Household Durables 0.85%

Ethan Allen Interiors, Inc.	361,899	10,405

Information Technology Services 4.26%

Acxiom Corp.*	625,570	17,841
Booz Allen Hamilton Holding Corp.	560,161	20,037
Cardtronics plc Class A (United Kingdom)*(a)	114,178	5,033
Jack Henry & Associates, Inc.	99,410	9,322
Total		52,233

Insurance 3.68%

Axis Capital Holdings Ltd.	189,542	13,135
RenaissanceRe Holdings Ltd.	81,400	12,018
Validus Holdings Ltd.	345,545	19,924
Total		45,077

Life Sciences Tools & Services 1.38%

Albany Molecular Research, Inc.*	426,021	6,378
INC Research Holdings, Inc. Class A*	242,841	10,600
Total		16,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

Investments	Shares	Fair Value (000)
Machinery 2.19%

Milacron Holdings Corp.*	974,008	$17,688
Timken Co. (The)	206,634	9,133
Total		26,821

Media 0.79%

AMC Networks, Inc. Class A*	163,053	9,752

Metals & Mining 2.99%

Reliance Steel & Aluminum Co.	252,607	21,383
United States Steel Corp.	394,098	15,260
Total		36,643

Multi-Utilities 2.70%

Black Hills Corp.	511,220	33,168

Oil, Gas & Consumable Fuels 4.60%

Carrizo Oil & Gas, Inc.*	246,080	8,010
Centennial Resource Development, Inc. Class A*	1,089,407	20,492
Parsley Energy, Inc. Class A*	343,112	10,427
Rice Energy, Inc.*	934,617	17,430
Total		56,359

Paper & Forest Products 0.47%

Neenah Paper, Inc.	79,475	5,822

Professional Services 0.98%

ICF International, Inc.*	279,121	11,988

Real Estate Management & Development 0.75%

Marcus & Millichap, Inc.*	336,514	9,204

Semiconductors & Semiconductor Equipment 3.49%

Cypress Semiconductor Corp.	692,764	9,193
MACOM Technology Solutions Holdings, Inc.*	398,702	18,376
Synaptics, Inc.*	285,985	15,200
Total		42,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

Investments	Shares	Fair Value (000)
Software 0.72%

FireEye, Inc.*	782,014	$8,805

Technology Hardware, Storage & Peripherals 1.76%

Electronics For Imaging, Inc.*	467,435	21,535

Textiles, Apparel & Luxury Goods 1.79%

Oxford Industries, Inc.	152,436	8,568
Steven Madden Ltd.*	357,311	13,346
Total		21,914

Thrifts & Mortgage Finance 0.96%

Essent Group Ltd.*	337,768	11,758
Total Common Stocks (cost $866,970,297)		1,196,895

WARRANT 0.21%

Oil, Gas & Consumable Fuels

Centennial Resource Development, Inc. Class A*(b) (cost $1,431,436)	363,135	2,597
Total Long-Term Investments (cost $868,401,733)		1,199,492

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.16%

Repurchase Agreement

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $25,250,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $27,002,830; proceeds: $26,472,981 (cost $26,472,959)	$26,473	26,473
Total Investments in Securities 99.98% (cost $894,874,692)		1,225,965
Other Assets in Excess of Liabilities 0.02%		271
Net Assets 100.00%		$1,226,236

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $11.50 and expiration date of 10/11/2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,196,895	$—	$—	$1,196,895
Warrant	2,597	—	—	2,597
Repurchase Agreement	—	26,473	—	26,473
Total	$1,199,492	$26,473	$—	$1,225,965

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of February 28, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,176,014,960	$479,575,013	$895,094,363
Gross unrealized gain	210,404,235	85,547,485	353,614,818
Gross unrealized loss	(43,923,088)	(10,544,446)	(22,744,626)
Net unrealized security gain	$166,481,147	$75,003,039	$330,870,192

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 28, 2017 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 28, 2017, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized appreciation of $106,257, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: April 28, 2017

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: April 28, 2017

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: April 28, 2017

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: April 28, 2017